Intangible assets and goodwill - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible assets and goodwill.
Debt Leverage Rate	0.00%
Description Of Royalty Rates Applied To Cash Flow Projections	3.00%		3.00%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%	3.00%
Discount rate applied to cash flow projections	15.50%	15.50%	15.00%
Description Of Royalty Applied To Cash Flow Projections	5 years